                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATE STREET EQUITY 500 INDEX FUND

             SERVICE CLASS, ADMINISTRATIVE CLASS AND CLASS R SHARES

                      SUPPLEMENT DATED JULY 2, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 27, 2007

The information with respect to Mr. James May in the Statement of Additional Information under the heading "Portfolio Managers" on page 21 is hereby deleted and replaced with the following information with respect to Mr. John A. Tucker:

                                  REGISTERED                  POOLED                                                  TOTAL
                                  INVESTMENT     ASSETS     INVESTMENT     ASSETS                      ASSETS        ASSETS
PORTFOLIO                          COMPANY       MANAGED      VEHICLE      MANAGED        OTHER        MANAGED       MANAGED
MANAGER         PORTFOLIO          ACCOUNTS   ($ BILLIONS)   ACCOUNTS   ($ BILLIONS)    ACCOUNTS    ($ BILLIONS)  ($ BILLIONS)
---------       ----------------  ----------  ------------  ----------  ------------  ------------  ------------  ------------
John A. Tucker  Equity 500 Index   68 funds      $30.41      415 funds     $226.86    253 accounts       $214.38     $471.65

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE